Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 182,000		$ 182,000		$ 164,500
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6